Stockholders' Equity (Tables)	5 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Restricted stock award activity for the period from July 22, 2016 (Inception) to December 31, 2016 was as follows:
				Weighted-
		Shares		Average
	Shares	Remeasured		Price
Stock awards granted at Inception	12,209,677			0.20
Granted October 13, 2016	62,041			0.70
Granted October 16, 2016	245,434			0.70
Remeasurement at November 4, 2016	-	5,837,788	*	0.43
Vested	-			-
Forfeited	-			-
	-
Unvested at December 31, 2016	12,517,152			0.41

Expected to vest after December 31, 2016	12,517,152			0

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The fair value of stock options granted during 2016 were estimated with the following assumptions:

2016
Expected life	6.0 years
Risk-free interest rate	2.17%
Expected annual volatility	113.79%
Dividend yield	0.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
For the period from July 22, 2016 (Inception) to December 31, 2016 option activity was as follows:

			Weighted
			Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Assumed through Recapitalization	175,000	0.17	2.38
Granted	100,137	1.02	9.99
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	275,137	0.48	5.15	157,000

Vested and expected to vest at December 31, 2016	275,137	0.48	5.15	157,000

Exercisable at December 31, 2016	175,000	0.17	2.38	154,000

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
The following table summarizes certain information about stock options:

2016

Weighted average grant-date fair value for options granted during the year	$0.88

Vested options in-the-money at December 31, 2016	175,000

Aggregate intrinsic value of options exercised during the year	$-

Common Stock Shares Reserved For Future Issuance [Table Text Block]	The following table summarizes the common shares reserved for future issuance under the Plan:
Stock options outstanding	100,137
Stock options available for future grant	1,570,730
1,670,867

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Weighted
Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Granted	350,000	1.05	4.98
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	350,000	1.05	4.98	-

Vested and expected to vest at December 31, 2016	239,000	1.05	4.98	-

Exercisable at December 31, 2016	-	-	-	-

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The impact on our results of operations of recording stock-based compensation expense was as follows:

	Restricted		Channel	Common
	Stock at	Stock	Partner	Stock to
	Inception	Options	Warrants	be Issued	Total
Research and development	67,842	-	-	-	67,842
General and administrative	1,026,135	5,542	-	6,250	1,037,927
	1,093,977	5,542	-	6,250	1,105,769

Schedule Of Capitalized Website Development Costs [Table Text Block]
Restricted
Stock

Capitalized website development costs		139,375